CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data	3 Months Ended				6 Months Ended
	Jul. 02, 2011		Jun. 26, 2010		Jul. 02, 2011		Jun. 26, 2010
Net sales	$ 669.9		$ 565.1		$ 1,306.3		$ 1,122.2
Cost of products sold	219.6		181.6		434.5		365.8
Gross margin	450.3		383.5		871.8		756.4
Delivery, sales and administrative expense	344.2		301.4		683.6		602.1
Re-engineering and impairment charges	1.1	[1]	2.0	[1]	2.5	[1]	3.6	[1]
Gains on disposal of assets	0.7		0		0.7		0
Operating income	105.7		80.1		186.4		150.7
Interest income	0.8		0.7		1.7		1.1
Interest expense	25.6		7.1		33.1		14.5
Other (income) expense	0.2		0		0.1		(0.6)
Income before income taxes	81.1		73.7		155.1		136.7
Provision for income taxes	16.0		15.8		34.2		31.7
Net income	$ 65.1		$ 57.9		$ 120.9		$ 105.0
Earnings Per Share [Abstract]
Basic	$ 1.05		$ 0.92		$ 1.95		$ 1.67
Diluted	$ 1.03		$ 0.9		$ 1.91		$ 1.64
Weighted-average shares outstanding:
Basic	61.7		62.6		62.0		62.5
Diluted	63.1		63.9		63.3		63.9
Dividends declared per common share	$ 0.30		$ 0.25		$ 0.60		$ 0.50

[1]	See Note 7 to the Consolidated Financial Statements for a discussion of re-engineering and impairment charges.